Investment in equity securities (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Investment in Equity Securities with Readily Determinable Fair Values [Abstract]
Beginning balance	$ 69,119,010
Equity securities acquired	11,012,514	$ 18,114,116
Proceeds from sale of equity securities	(31,668,114)	(46,088,578)
Net loss on sale of equity securities	(2,029,190)
Unrealized loss on equity securities revalued at fair value at end of the period	7,511,809
Ending balance	53,946,029
Dividend income on equity securities	1,127,481	2,853,165
Equity Investments without Readily Determinable Fair Values [Abstract]
Beginning balance	4,661,658
Equity investments transferred	3,478,240
Unrealized foreign exchange gain/loss	901,731
Ending balance	9,041,629
Dividend income on equity securities	$ 1,069,235	$ 0